Equity-based participation plans for employees (Details 4) Pure in Millions	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Equity-Based Participation Annual Incentive RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	0.3	0.2
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 74.2	$ 74.7
Equity Based Participation Annual Incentive Restricted Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	0.1	0.1
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 92.3	$ 85.0
Equity Based Participation Share savings plans RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	0.4	0.4
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 71.3	$ 75.0
Equity Based Participation Share savings plans Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	1.0	1.2
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 92.3	$ 85.0
Equity-Based Participation Employee share purchase plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	0.9	0.8
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 96.2	$ 82.8
Equity Based Participation Novartis Equity Plan Select North America RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	4.5	4.9
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 73.9	$ 74.5
Based Participation Novartis Equity Plan Select outside North America RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	1.9	2.0
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 73.3	$ 75.1
Equity Based Participation Novartis Equity Plan Select outside North America Restricted Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	0.6	0.7
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 92.3	$ 85.0
Equity Based Participation Long Term Performance PSU Plan [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	1.8	1.7
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 80.6	$ 82.0
Equity Based Participation Other share awards RSU [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares	0.6	0.5
Weighted average exercise price of other equity instruments granted in share-based payment arrangement	$ 75.9	$ 76.3
Equity Based Participation Other share awards Restricted Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares		0.1
Weighted average exercise price of other equity instruments granted in share-based payment arrangement		$ 86.9
Equity Based Participation Other share awards Shares [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Granted, number of shares		0.1
Weighted average exercise price of other equity instruments granted in share-based payment arrangement		$ 86.1